UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Craig A. Drill
         d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address: 724 Fifth Avenue
         9th Floor
         New York, NY 10019

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill             New York, New York            August 8, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         32

Form 13F Information Table Value Total:         75,129
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE
                                                         Craig A. Drill
                                                           June 30, 2011



COLUMN 1                           COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8

                                    TITLE                   VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS       CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION   MNGRS     SOLE    SHARED  NONE
ABOVENET INC                          COM        00374N107   2,064      29,300             SOLE       NONE       29,300
AMTECH SYS INC                  COM PAR $0.01N   032332504   3,284     159,100             SOLE       NONE      159,100
ANALOG DEVICES INC                    COM        032654105   1,174      30,000             SOLE       NONE       30,000
CAPITAL TRUST INC MD               CL A NEW      14052H506     111      28,700             SOLE       NONE       28,700
CARROLS RESTAURANT GROUP INC          COM        14574X104     998      95,600             SOLE       NONE       95,600
CELGENE CORP                   RIGHT 12/31/2011  151020112      82      40,000             SOLE       NONE       40,000
CITRIX SYS INC                        COM        177376100   1,376      17,200             SOLE       NONE       17,200
CODEXIS INC                           COM        192005106     247      25,600             SOLE       NONE       25,600
CUBIST PHARMACEUTICALS INC            COM        229678107   1,850      51,400             SOLE       NONE       51,400
CYNOSURE INC                         CL A        232577205   3,929     324,695             SOLE       NONE      324,695
GLOBAL POWER EQUIPMENT GRP I     COM PAR $0.01   37941P306   3,182     119,977             SOLE       NONE      119,977
HFF INC                              CL A        40418F108   1,169      77,500             SOLE       NONE       77,500
HORSEHEAD HLDG CORP                   COM        440694305   3,885     291,700             SOLE       NONE      291,700
INHIBITEX INC                         COM        45719T103      81      20,700             SOLE       NONE       20,700
INTERSIL CORP                        CL A        46069S109   2,182     169,800             SOLE       NONE      169,800
IPG PHOTONICS CORP                    COM        44980X109  23,478     322,900             SOLE       NONE      322,900
LIBBEY INC                            COM        529898108   7,143     440,400             SOLE       NONE      440,400
MASTERCARD INC                       CL A        57636Q104   4,158      13,800             SOLE       NONE       13,800
MATRIX SVC CO                         COM        576853105   1,057      79,000             SOLE       NONE       79,000
MERGE HEALTHCARE INC                  COM        589499102   1,187     228,200             SOLE       NONE      228,200
PALOMAR MED TECHNOLOGIES INC        COM NEW      697529303     458      40,600             SOLE       NONE       40,600
PENFORD CORP                          COM        707051108     677     127,800             SOLE       NONE      127,800
SCHIFF NUTRITION INTL INC             COM        806693107   1,214     108,459             SOLE       NONE      108,459
SEAGATE TECHNOLOGY PLC                SHS        G7945M107   1,185      73,300             SOLE       NONE       73,300
SPDR GOLD TRUST                    GOLD SHS      78463V107     803       5,500             SOLE       NONE        5,500
SYMS CORP                             COM        871551107     407      37,800             SOLE       NONE       37,800
SYNOVIS LIFE TECHNOLOGIES IN          COM        87162G105   3,150     180,800             SOLE       NONE      180,800
TERRA NOVA RTY CORP                   COM        88102D103     563      74,325             SOLE       NONE       74,325
TOWERS WATSON & CO                   CL A        891894107   1,380      21,000             SOLE       NONE       21,000
UNIFI INC                           COM NEW      904677200   1,469     106,463             SOLE       NONE      106,463
VIMPELCOM LTD                    SPONSORED ADR   92719A106     532      41,700             SOLE       NONE       41,700
YPF SOCIEDAD ANONIMA             SPON ADR CL D   984245100     653      14,500             SOLE       NONE       14,500





SK 19690 0000 1217507